Contingencies and Commitments (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Capital commitments	$ 122,786,729	$ 140,487,849	$ 131,440,422
Explanation about the presentation of significant legal proceedings	all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 and US$ 15,000
Legal proceedings provision	$ 538,388	$ 561,378
Software [member]
Statement [Line Items]
Capital commitments	$ 54,076,180